TAXATION - Unrecognized deferred income tax assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Income taxes [Abstract]
Losses and other assets available for offset against future taxable income	$ 38,283	$ 51,070